As filed with the Securities and Exchange Commission on March 5, 2010
                                  File Nos. 33-97598 and 811-09102

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 109	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 111	☒

(Check appropriate box or boxes)

iShares, Inc.
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company
300 E. Lombard Street
Baltimore, MD 21202
 (Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, N.Y. 10019-6099	BENJAMIN J. HASKIN, ESQ. WILLKIE FARR & GALLAGHER LLP 1875 K STREET, N.W. WASHINGTON, D.C. 20006-1238	JESSICA N. BENTLEY, ESQ.
BLACKROCK INSTITUTIONAL TRUST COMPANY, N.A.
400 HOWARD STREET
SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On April 4, 2010 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until  April 4, 2010, the effectiveness of the registration statement for the iShares MSCI Emerging Markets Small Cap Index Fund (the “Fund”), filed in Post-Effective Amendment No. 48 on January 11, 2008, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
54	March 25, 2008	April 25, 2008
59	April 24, 2008	May 25, 2008
60	May 23, 2008	June 16, 2008
61	June 13, 2008	June 23, 2008
63	June 20, 2008	June 27, 2008
66	June 26, 2008	July 8, 2008
68	July 7, 2008	August 6, 2008
70	August 5, 2008	September 4, 2008
72	September 3, 2008	October 3, 2008
74	October 2, 2008	November 1, 2008
76	October 31, 2008	December 1, 2008
78	November 26, 2008	December 31, 2008
81	December 30, 2008	January 30, 2009
83	January 29, 2009	March 1, 2009
85	February 27, 2008	March 31, 2009
87	March 30, 2009	April 29, 2009
89	April 28, 2009	May 29, 2009
91	May 28, 2009	June 27, 2009
93	June 26, 2009	July 26, 2009
95	July 24, 2009	August 23, 2009
97	August 21, 2009	September 20, 2009
99	September 18, 2009	October 18, 2009
101	October 16, 2009	November 15, 2009
103	November 13, 2009	December 13, 2009
104	December 11, 2009	January 10, 2010
106	January 8, 2010	February 7, 2010
108	February 5, 2010	March 7, 2010

This Post-Effective Amendment No. 109 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 48.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 109 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 5th day of  March 2010.

By:
Michael A. Latham*
President

Date: March 5, 2010

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 109 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated:

By:
Lee T. Kranefuss*
Director

Date: March 5, 2010

John E. Martinez*
Director

Date: March 5, 2010

George G. C. Parker*
Director

Date: March 5, 2010

Cecilia H. Herbert*
Director

Date: March 5, 2010

Charles A. Hurty*
Director

Date: March 5, 2010

John E. Kerrigan*
Director

Date: March 5, 2010

Robert H. Silver*
Director

Date: March 5, 2010

J. Darrell Duffie*
Director

Date: March 5, 2010

Robert S. Kapito**
Director

Date: March 5, 2010

Michael Latham*
President

Date: March 5, 2010

/s/Jack Gee
Jack Gee
Treasurer

Date: March 5, 2010

*,**By:	/s/ Jack Gee
Jack Gee
Attorney in fact

Date: March 5, 2010

*
Powers of Attorney, each dated February 23, 2009, for Michael A. Latham, Lee T. Kranefuss, John E. Martinez, George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver and J. Darrell Duffie are incorporated by reference to Post-Effective Amendment No. 100, filed September 28, 2009.

**	Power of Attorney, dated December 8, 2009, for Robert S. Kapito is incorporated by reference to Post-Effective Amendment No. 105, filed December 23, 2009.